Income taxes (Unrecognized tax benefit and LAT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefit
Balance at January 1	$ 17,842,283	$ 14,005,004	$ 16,313,513
Additions for tax positions of current year	5,549,004	11,592,738	6,400,006
Movement in current year due to foreign exchange rate fluctuation	(68,926)	(313,640)	(79,978)
Reductions for tax positions of prior years	(880,647)	(3,669,272)	(4,125,703)
Lapse of statute of limitations	(1,949,726)	(3,772,547)	(4,502,834)
Balance at December 31	20,491,988	17,842,283	$ 14,005,004
Unrecognized tax benefits if ultimately recognized, will impact the effective tax rate	$ 0	$ 1,993,721
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Minimum [Member] | LAT [Member]
Unrecognized tax benefit
Local tax levy rate	0.80%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%
Maximum [Member] | LAT [Member]
Unrecognized tax benefit
Local tax levy rate	1.00%